PREMISES AND EQUIPMENT - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 35,558	$ 36,538
Accumulated depreciation	(8,514)	(12,112)
Premises and equipment, net	27,044	24,426
Land and land improvements
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	8,169	8,169
Building
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	22,604	21,109
Furniture and equipment
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 4,785	$ 7,260